Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Components of (loss) Income Before Income Taxes

The components of (loss) income before income taxes are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

Hong Kong	(346)	(502)	(1,929)
PRC	39	567	135
Myanmar	(832)	82	(236)
Germany	-	-	0

Total	(1,139)	147	(2,030)

Schedule of Income Tax (benefit) Expense

Income tax (benefit) expense consists of the following:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$
Current income tax (benefit) expense
Hong Kong	(59)	-	-
PRC
- Current	-	38	3
- Reversal of overprovision in prior year	-	-	(496)
Myanmar	5	-	-
Germany	-	-	7

Deferred income tax benefit	(107)	-	-

Total income tax (benefit) expense	(161)	38	(486)

Schedule of Statutory Rate Provision for (benefit From) Income Taxes

The reconciliation of differences between the Hong Kong statutory tax rate and the effective tax rate for income tax for the years ended March 31, 2024 and 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Years Ended March 31,
	2024	2025
	%	%

Profits tax rate in Hong Kong	16.5	16.5
Non-deductible expenses (non-taxable income)*	(7.9)	(50.0)
Changes in valuation allowances	10.4	138.3
Overprovision of profits tax in prior year	4.7	-
Effect of different tax rate of subsidiaries operating in other jurisdictions	(0.4)	47.0
Effect of preferential tax rate	-	(77.3)
Tax effect of tax losses not recognized	(12.3)	(52.7)
Tax effect of other temporary difference not recognized	-	(21.8)
Profit tax expense from disposal of PRC property	-	26.1
Others	3.1	-

Effective tax rate	14.1	26.1

*	The non-deductible expenses (non-taxable income) are mainly including the other non-deductible expenses from subsidiaries do not generate assessable, non-deductible entertainment expense, non-taxable gain from disposal of PRC property, and non-taxable interest income for the years ended March 31, 2024 and 2025.
	For the Year Ended March 31, 2026
	$	%
Loss before income tax	(2,030)	100
Computed income tax benefit at Hong Kong statutory income tax rate	(335)	16.5
Domestic tax effect
- Non-deductible expenses from subsidiaries not generating income	96	(4.7)
- Non-taxable disposal gain from PRC property transfer	(13)	0.6
- Non-taxable interest income	(26)	1.3
- Changes in valuation allowance	302	(14.9)
- Unrealized intercompany transactions	(41)	2.0
Foreign tax effects
PRC
- Statutory income tax rate difference between PRC and Hong Kong	11	(0.5)
- Preferential tax rate	(27)	1.3
- Changes in valuation allowance	(7)	0.3
- Reversal of overprovision for income tax expense in prior years	(496)	24.4
- Others	4	(0.1)
Myanmar
- Statutory income tax rate difference between Myanmar and Hong Kong	(14)	0.7
- Changes in valuation allowance	62	(3.1)
Germany
- Statutory income tax rate difference between Germany and Hong Kong	0	0.0
- Others	(2)	0.1
Effective income tax rate	(486)	23.9

Schedule of Cash Paid for Income Taxes, Net of Refunds

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended March 31, 2024, 2025 and 2026 were as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$
Hong Kong	-	-	-
PRC	-	38	3
Myanmar	3	-	-
Germany	-	-	-
Total	-	38	3

Schedule of Significant Components of Deferred Taxes

The significant components of deferred taxes as of March 31, 2025 and 2026 were as follows:

	As of March 31,
	2025	2026
	$	$
Deferred tax assets:
Property, plant and equipment	45	42
Other social benefits	46	35
Lease liabilities	52	304
Tax loss carry forwards	918	1294

Total deferred tax assets	1,061	1,675
Less: Valuation allowance	(995)	(1,352)

Total deferred tax assets, net of valuation allowance	66	323
Net off against deferred tax liabilities	(66)	(323)

Net deferred tax assets	-	-

Deferred tax liabilities:
Operating lease right-of-use assets	(66)	(313)
Intangible assets acquired in a business acquisition	-	(160)
Property, plant and equipment	-	(40)

Total deferred tax liabilities	(66)	(513)
Net off against deferred tax assets	66	323

Net deferred tax liabilities	-	(190)

Schedule of Changes Related to Valuation Allowance

The changes related to valuation allowance for years ended 2024, 2025 and 2026 are as follows:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

At the beginning of the year	469	792	995
Addition	323	203	376
Reversal	-	-	(19)

At the end of the year	792	995	1,352